Other assets	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Other assets

Note 12 Other assets

	As at

(Millions of Canadian dollars)	October 31 2021	October 31 2020
Accounts receivable and prepaids	$5,056	$4,600
Accrued interest receivable	2,195	2,362
Cash collateral	14,541	18,119
Commodity trading receivables	6,996	4,104
Deferred income tax asset	2,011	2,579
Employee benefit assets	2,640	143
Insurance-related assets
Collateral loans	615	801
Policy loans	87	97
Reinsurance assets	1,032	949
Other	62	93
Investments in joint ventures and associates	654	652
Margin deposits	11,441	9,816
Precious metals	1,619	2,371
Receivable from brokers, dealers and clients	3,395	2,077
Taxes receivable	4,891	5,487
Other	4,648	4,671
	$61,883	$58,921